Deferred Tax (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Tax losses	₨ 3,429,555	₨ 3,689,138
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Tax losses	364,322	377,756
Unabsorbed depreciation [Member]
IfrsStatementLineItems [Line Items]
Tax losses	3,065,233	3,311,382
Subsidiaries [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Tax losses	1,218,983	1,355,564
Subsidiaries [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Tax losses	7,836,815	8,851,184
Subsidiaries [Member] | Unabsorbed depreciation [Member]
IfrsStatementLineItems [Line Items]
Tax losses	₨ 2,344,538	₨ 2,160,477